Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 26,217	$ 32,476	$ 34,828